Document and Entity Information	6 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Registrant Name	GreenPower Motor Company Inc.
Entity Central Index Key	0001584547
Amendment Flag	true
Amendment Description	This 6-K/A is being filed to include Amendment No. 1 to the Financial Statements for the three and six months ended September 30, 2024 which was filed with the Securities and Exchange Commission on November 14, 2024, for the purpose of adding Exhibit 101and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Except as described above, no changes have been made to the Original Financial Statements for the three and six months ended September 30, 2024. Further this Amendment does not reflect subsequent events occurring after the filing date of the Original Financial Statements for the three and six months ended September 30, 2024 or modify or update in any way disclosures in the Original Financial Statements for the three and six months ended September 30, 2024.
Current Fiscal Year End Date	--03-31
Document Type	6-K/A
Document Period End Date	Sep. 30, 2024
Entity File Number	001-39476